CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
IfrsStatementLineItems [Line Items]
Net Income | ₪			₪ 52,209	₪ 51,511	₪ 24,967
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | ₪			(293)	(406)	331
Other comprehensive Income (Expenses) for the year | ₪			(293)	(406)	331
Total comprehensive Income for the year | ₪			₪ 51,916	₪ 51,105	₪ 25,298
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Net Income | $	[1]	$ 16,240
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | $	[1]	(91)
Other comprehensive Income (Expenses) for the year | $	[1]	(91)
Total comprehensive Income for the year | $	[1]	$ 16,149

[1]	Convenience Translation into US Dollars.